APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
98.55%	COMMON STOCKS
2.25%	COMMUNICATION SERVICES
	Meredith Corp.	32,107	$704,106
	Vonage Holdings Corp.*	50,981	636,243
			1,340,349
13.04% CONSUMER DISCRETIONARY
Asbury Automotive Group, Inc.*	3,750	534,787
At Home Group, Inc.*	29,142	710,191
Big Lots, Inc.	11,064	660,300
Group I Automotive, Inc.	4,069	559,976
Installed Building Products, Inc.*	5,269	552,876
Malibu Boats, Inc. Class A*	7,748	543,212
Meritage Home Corp.*	7,548	605,802
Patrick Industries, Inc.	8,665	598,405
Penn National Gaming, Inc.*	5,436	563,822
Rent-A-Center, Inc.	14,687	635,947
Scientific Games Corp.*	12,595	493,976
Taylor Morrison Home Corp.*	24,661	640,693
WW International *	24,580	652,845
		7,752,832
3.85% CONSUMER STAPLES
Bellrings Brands, Inc.*	20,625	479,737
Darling Ingredients, Inc.*	9,556	592,568
Sprouts Farmers Market, Inc.*	26,829	607,677
TreeHouse Foods, Inc.*	14,405	608,323
		2,288,305
2.57% ENERGY
Antero Resources Corp.*	79,592	552,368
Comstock Resources*	100,318	456,447
EQT Corp.	31,924	520,680
		1,529,495
14.52% FINANCIALS
Brightspere Investment Group, Inc.	32,966	604,267
Chimera Investment Corp.	62,438	630,624
Cowen Inc.	18,340	461,251
Encore Capital Group, Inc.*	18,431	547,401
Enova International, Inc.*	25,399	574,017
Federated Investors, Inc.	20,000	540,000
Flagstar Bancorp, Inc.	14,361	615,369
Hilltop Holdings, Inc.	18,393	552,526
Merchants Bancorp	19,301	575,556
Navient Corp.	57,394	645,969
New Residential Investment Corp.	65,172	611,965
PennyMac Financial Services, Inc.	9,559	554,422
SLM Corp.	41,689	578,643
Victory Capital Holdings, Inc.	27,527	584,123
Virtus Investment Partners, Inc.	2,630	552,300
		8,628,433
23.08% HEALTH CARE
AMN Healthcare Services, Inc.*	8,486	612,010
Avidity Biosciences LLC*	23,337	533,951
Coherus BioSciences, Inc.*	33,000	620,400
Collegium Pharmaceutical, Inc.*	25,893	625,057
Corcept Therapeutics Inc.*	20,675	584,276
Emergent BioSolutions, Inc.*	6,008	641,955
The Ensign Group, Inc.	7,359	576,063
Fulgent Genetics, Inc.*	10,953	1,210,197
Innoviva, Inc.*	60,385	725,224
Ironwood Pharmaceuticals, Inc.*	59,521	608,305
MEDNAX, Inc.*	28,335	772,695
Medpace Holdings, Inc.*	4,251	564,490
NuVasive, Inc.*	10,778	579,210
Owens & Minor, Inc.	22,287	648,106
Patterson Companies, Inc.	20,687	655,364
Premier Inc. Class A	18,150	614,740
Prestige Consumer Healthcare, Inc.*	4,415	176,600
Supernus Pharmaceuticals, Inc.*	20,143	592,003
Tenet Healthcare Corp.*	14,441	682,626
Tivity Health, Inc.*	22,695	511,772
United Therapeutics Corp.*	3,618	592,701
Vanda Pharmaceuticals, Inc.*	41,030	588,370
		13,716,115

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

	Shares	Fair Value
12.67% INDUSTRIAL
American Woodmark Corp*	6,764	585,154
Atlas Air worldwide Holdings*	12,436	644,434
Beacon Roofing Supply, Inc.*	12,873	511,959
Builders FirstSource, Inc.*	14,842	567,706
Deluxe Corp.	16,423	556,575
GMS, Inc.*	19,448	563,798
GrafTech International Ltd.	54,982	533,325
Herc Holdings, Inc.*	8,965	573,581
Herman Miller, Inc.	13,361	457,614
Knoll, Inc.	28,100	420,376
Schneider National, Inc.	24,579	516,159
Steelcase, Inc.	30,900	399,537
UFP Industries, Inc.	11,228	605,638
Werner Enterprises, Inc.	15,114	593,073
		7,528,929
13.84% INFORMATION TECHNOLOGY
Avaya Holdings Corp.*	24,581	546,681
Corsair Gaming, Inc.*	14,750	557,255
CSG Systems International, Inc.	14,395	620,281
Digital Turbine*	11,853	678,110
Diodes, Inc.*	8,362	591,862
j2 Global, Inc.*	5,727	587,819
Methode Electronics, Inc.	15,833	597,696
NETGEAR, Inc.*	16,177	669,566
Progress Softward Corp.	14,559	584,981
Rambus, Inc.*	28,064	533,076
Sanmina Corp.*	16,687	518,966
Synaptics, Inc.*	5,580	553,648
Ultra Clean Holdings, Inc.*	17,069	658,863
Xperi Corp.	27,470	529,072
		8,227,876
4.68% MATERIALS
Arconic Corp.*	20,400	514,080
Boise Cascade Co.	12,010	572,036
Cleanwater Paper Corp.*	15,000	571,200
Element Solutions, Inc.	33,122	564,068
Forterra, Inc.*	30,584	559,687
		2,781,071
5.23% REAL ESTATE
Brandywine Realty Trust	53,200	585,200
Corecivic, Inc.	76,708	545,394
GEO Group, Inc.	63,631	568,861
Office Properties Income Trust	22,228	514,356
Outfront Media, Inc.	22,008	401,206
Realogy Holdings Corp.*	34,600	491,320
		3,106,337
2.82%	UTILITIES
	Brookfield Infrastructure Corp.	7,945	532,951
	Clearway Energy, Inc. - Class C	20,266	627,841
	PNM Resources, Inc.	10,614	514,991
			1,675,783
98.55%	TOTAL COMMON STOCKS		58,575,525
0.56%	EXCHANGE TRADED FUNDS

0.56%	SMALL CAP
	iShares Russell 2000 ETF	900	185,004
	iShares Russell 2000 Growth ETF	500	150,195
			335,199
0.56%	TOTAL EXCHANGE TRADED FUNDS		335,199
0.65%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional 0.01%**	388,245	388,245
99.76%	TOTAL INVESTMENTS		59,298,969
0.24%	Other assets, net of liabilities		139,743
100.00%	NET ASSETS		$59,438,712

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Shares	Fair Value

*Non-income producing

**Effective 7 day yield as of January 31, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total
Common Stocks	$58,575,525	$-		$-	$58,575,525
Exchange Traded Fund	335,199	-		-	335,199
Money Market Fund	388,245				388,245
Total Investments	$59,298,969	$-		$-	$59,298,969
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,755,689 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$10,782,862
		Gross unrealized depreciation			(1,239,581)
		Net unrealized appreciation			$9,543,280